Other investments (Tables)	12 Months Ended
Dec. 31, 2013
Other investments
end of	2013	2012
Other investments (CHF million)
Equity method investments	2,043	2,167
Non-marketable equity securities [1]	6,032	7,296
Real estate held for investment	600	687
Life finance instruments [2]	1,654	1,872
Total other investments	10,329	12,022
1
Includes private equity, hedge funds and restricted stock investments as well as certain investments in non-marketable mutual funds for which the Group has neither significant influence nor control over the investee.

2 Includes life settlement contracts at investment method and SPIA contracts.

Bank
Other investments
end of	2013	2012
Other investments (CHF million)
Equity method investments	2,008	2,147
Non-marketable equity securities [1]	5,988	7,156
Real estate held for investment	557	641
Life finance instruments [2]	1,654	1,872
Total other investments	10,207	11,816
1
Includes private equity, hedge funds and restricted stock investments as well as certain investments in non-marketable mutual funds for which the Bank has neither significant influence nor control over the investee.

2 Includes life settlement contracts at investment method and SPIA contracts.